Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

Note 8 — Lease

The Company leases property for the purpose of back-office operations for management personnel and business operation and leases equipment for the back-office operations for a lease term of 2 years.

The Company enters into finance lease for its motor vehicle. Finance leases are leases that meet one or more of the criteria under ASC 842 (e.g., transfer of ownership, purchase option reasonably certain to be exercised, lease term covering a major part of the asset’s economic life).

The extension options for lease of office premise has not been included in lease liabilities because the Company has not renew the lease rental.

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Finance lease liabilities	—	160,000	146,262	36,061
Interest expenses	—	4,826	8,142	2,007
Payment of operating lease liabilities	—	(18,564)	(37,075)	(9,141)
Finance lease liabilities, net	—	146,262	117,329	28,927
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Short-term lease expenses	17,958	7,813	8,683	2,141
Total	17,958	7,813	8,683	2,141

The Company has elected not to recognize operating lease right-of-use assets and operating lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to statements of comprehensive income on a straight-line basis over the lease term.

Finance lease

The Company enters into finance lease for its motor vehicle. Finance leases are leases that meet one or more of the criteria under ASC 842 (e.g., transfer of ownership, purchase option reasonably certain to be exercised, lease term covering a major part of the asset’s economic life).

Lease liabilities, net

Future lease payments, excluding short-term leases, as of December 31, 2025, are as follows:

Operating lease	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 1 year	—	37,128	37,128	9,154
Between 1 and 2 years	—	37,128	37,128	9,154
Between 2 and 3 years	—	37,128	37,128	9,154
Between 3 and 4 years	—	37,128	18,577	4,580
Between 4 and 5 years	—	18,524	—	—
Total future lease payment	—	167,036	129,961	32,042
Less: Imputed interest	—	(20,774)	(12,632)	(3,114)
Present value of operating lease liabilities	—	146,262	117,329	28,927
Less: Current portion	—	(28,986)	(28,986)	(7,643)
Non-current portion of lease liabilities	—	117,276	117,276	21,284